Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 94,157	$ 156,520
Restricted cash	750	870
Pool receivables from affiliates, net	24,598	62,735
Accounts receivable, including affiliate balances of $0.8 million (2015 - $0.6 million)	33,789	33,875
Vessels held for sale	33,802	0
Due from affiliates	48,714	67,298
Current portion of derivative asset	875	0
Prepaid expenses	21,300	23,998
Total current assets	257,985	345,296
Vessels and equipment At cost, less accumulated depreciation of $459.3 million (2015 - $391.0 million) (note 21)	1,605,372	1,767,925
Investment in and advances to equity accounted investments	70,651	66,470
Derivative assets	4,538	5,164
Intangible assets - net	17,658	29,619
Other non-current assets	107	329
Goodwill	8,059	0
Total assets	1,964,370	2,214,803
Current
Accounts payable, including affiliate balances of $1.1 million (2015 - $1.4 million)	14,406	22,503
Accrued liabilities	28,663	65,379
Current portion of long-term debt	171,019	174,047
Current portion of derivative liabilities	1,108	6,330
Current portion of deferred gains	61	61
Current portion of in-process revenue contracts	0	1,223
Deferred revenue	4,394	2,676
Due to affiliates	36,299	39,880
Total current liabilities	255,950	312,099
Long-term debt	761,997	990,558
Derivative liabilities	0	4,208
Other long-term liabilities	13,683	8,459
Total liabilities	1,031,630	1,315,324
Commitments and contingencies
Equity
Common stock and additional paid-in capital (300 million shares authorized, 136.1 million Class A and 23.2 million class B shares issued and outstanding as of December 31, 2016 (2015 - 132.8 million Class A and 23.2 million Class B shares issued and outstanding) (notes 4 and 14)	1,103,304	1,094,874
Accumulated deficit	(182,680)	(217,413)
Entities under Common Control equity	12,116	22,018
Total equity	932,740	899,479
Total liabilities and equity	$ 1,964,370	$ 2,214,803